FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2024
SCHEDULE OF FAIR VALUE HIERARCHY OF VALUATION INPUTS ON RECURRING BASIS

The following table provides the financial liabilities measured on a recurring basis and reported at fair value on the balance sheet as of December 31, 2024 and 2023, and indicates the fair value of the valuation inputs the Company utilized to determine such fair value of warrant liabilities and investment options:

	Level	December 31, 2024	December 31, 2023
Warrant liabilities - January 2021 Warrants	3	$—	$4
Warrant liabilities - February 2021 Warrants	3	—	4
Warrant liabilities - February 2022 Warrants	3	1,100	25,462
Fair value of warrant liability		$1,100	$25,470

	Level	December 31, 2024	December 31, 2023
Wainwright investment options	3	$1,988	$23,608
Fair value of investment option liability		$1,988	$23,608

Subsequent Measurement [Member]
SCHEDULE OF FAIR VALUE OF WARRANT LIABILITIES AND DERIVATIVE LIABILITY AND INVESTMENT OPTIONS

The following table presents the changes in fair value of the warrant liabilities, derivative liability, and investment options that are classified as Level 3:

Total Warrant Liabilities
Fair value as of December 31, 2022	$185,215
Exercise of warrants	(65,349)
Change in fair value	(94,396)
Fair value as of December 31, 2023	$25,470
Change in fair value	(24,370)
Fair value as of December 31, 2024	$1,100

Total Derivative Liability
Fair value as of December 31, 2022	$727,000
Change in fair value arising from redemption of Akos Series A Preferred Stock - See Note 9	(727,000)
Redemption of Series A Preferred Stock	—
Fair value as of December 31, 2023	$—

There was no activity related to the derivative liability during the year ended December 31, 2024.

Total Investment Options
Fair value as of December 31, 2022	$851,008
Change in fair value	(208,752)
Exercise of investment options	(618,648)
Fair value of investment option liability as of December 31, 2023	$23,608
Change in fair value	(21,620)
Fair value of investment option liability as of December 31, 2024	$1,988

SCHEDULE OF BLACK SCHOLES VALUATION MODELS OF WARRANT LIABILITIES AND INVESTMENT OPTIONS

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the warrant liabilities as of December 31, 2024 are below:

	January 2021 Warrants	February 2021 Warrants	February 2022 Warrants
Term (years)	1.0	1.1	2.1
Stock price	$64.56	$64.56	$64.56
Exercise price	$44,550.00	$44,100.00	$4,950.00
Dividend yield	—%	—%	—%
Expected volatility	90.0%	90.0%	106.0%
Risk free interest rate	4.20%	4.20%	4.30%

Number of warrants	203	191	1,878
Value (per share)	$—	$—	$0.036

ENVERIC BIOSCIENCES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the warrant liabilities as of December 31, 2023 are below:

	January 2021 Warrants	February 2021 Warrants	February 2022 Warrants Unmodified
Term (years)	2.0	2.1	3.1
Stock price	$234.00	$234.00	$234.00
Exercise price	$44,550.00	$44,100.00	$4,950.00
Dividend yield	—%	—%	—%
Expected volatility	89.0%	88.0%	87.0%
Risk free interest rate	4.20%	4.20%	4.00%

Number of warrants	203	191	1,878
Value (per share)	$0.00	$0.00	$14.40

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the investment options as of December 31, 2024 are below:

H.C. Wainwright & Co., LLC Options
Term (years)	2.6
Stock price	$64.56
Exercise price	$1,800.00
Dividend yield	—%
Expected volatility	108.0%
Risk free interest rate	4.30%

Number of investment options	389
Value (per share)	$0.36

The key inputs into the Black Scholes valuation model for the Level 3 valuations of the investment options as of December 31, 2023 are below:

H.C. Wainwright & Co., LLC Options
Term (years)	3.6
Stock price	$234.00
Exercise price	$1,800.00
Dividend yield	—%
Expected volatility	94.0%
Risk free interest rate	4.0%

Number of investment options	389
Value (per share)	$61.20